Restricted Stock Grants (Details Narrative)				12 Months Ended
	Oct. 30, 2014 USD ($) shares	Jul. 14, 2014 USD ($) Units shares	Jun. 16, 2014 USD ($) Units shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Deferred compensation in equity				$ 294,264
Directors [Member]
Number of independent directors | Units		4	4
Restricted common stock, shares | shares		134,553	642,200
Restricted common stock, value		$ 108,988	$ 597,246
Stock grants fully vested expiration period		1 year	1 year
Stock compensation expense				411,970	$ 0
Consultant [Member]
Restricted common stock, shares | shares	250,000
Restricted common stock, value	$ 87,500
Stock compensation expense				$ 87,500	$ 0